Employee Benefit Expenses - Employee Benefit Expense Under Income Statement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Employee benefits expense	€ 92,363	€ 80,291	€ 69,974
Costs of sales [member]
Disclosure of defined benefit plans [line items]
Employee benefits expense	38,027	31,877	26,539
Sales and marketing costs [member]
Disclosure of defined benefit plans [line items]
Employee benefits expense	23,225	21,567	19,274
General and administrative costs [member]
Disclosure of defined benefit plans [line items]
Employee benefits expense	€ 31,111	€ 26,847	€ 24,161